Note 12 - Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
As at April 1	$ 24,482	$ 30,393
Revaluations		3,597
Goodwill previously not recognized		627
Impairment of goodwill		(11,092)
Reclassifications		138
Additions			30,024
Foreign exchange	(1,860)	819	369
Carrying value at March 31	$ 22,622	$ 24,482	$ 30,393